Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$157,651,625.26	0.7471641	$125,846,038.36	0.5964267	$31,805,586.90
Class A-2-A Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000	$-
Class A-2-B Notes	$145,000,000.00	1.0000000	$145,000,000.00	1.0000000	$-
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$959,661,625.26	0.9473368	$927,856,038.36	0.9159397	$31,805,586.90

Weighted Avg. Coupon (WAC)	3.30%		3.30%
Weighted Avg. Remaining Maturity (WARM)	56.89		55.94
Pool Receivables Balance	$1,010,609,672.54		$979,649,320.58
Remaining Number of Receivables	56,065		55,288

Adjusted Pool Balance	$971,528,928.71		$941,887,478.47

III. COLLECTIONS

Principal:
Principal Collections	$30,620,469.42
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$138,464.83
Total Principal Collections	$30,758,934.25

Interest:
Interest Collections	$2,807,035.61
Late Fees & Other Charges	$37,209.90
Interest on Repurchase Principal
Total Interest Collections	$2,844,245.51

Collection Account Interest	$4,732.22
Reserve Account Interest	$323.56
Servicer Advances	$-

Total Collections	$33,608,235.54

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$33,608,235.54
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,608,235.54

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$842,174.73	$-	$842,174.73	$842,174.73
Collection Account Interest					$4,732.22
Late Fees & Other Charges					$37,209.90
Total due to Servicer					$884,116.85

2. Class A Noteholders Interest:
Class A-1 Notes		$54,652.56		$54,652.56
Class A-2-A Notes		$206,250.00		$206,250.00
Class A-2-B Notes		$72,918.89		$72,918.89
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$768,122.62		$768,122.62	$768,122.62

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	$32,912.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	$58,565.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	$58,931.25

Available Funds Remaining:					$31,805,586.90

9. Regular Principal Distribution Amount:					$31,805,586.90

		Distributable Amount		Paid Amount
Class A-1 Notes				$31,805,586.90
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$33,084,133.34		$31,805,586.90
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$33,084,133.34		$31,805,586.90

9. Required Deposit to Reserve Account					0.00

10. Trustee Expenses					0.00

11. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$39,080,743.83
Beginning Period Amount	$39,080,743.83
Current Period Amortization	$1,318,901.72
Ending Period Required Amount	$37,761,842.11
Ending Period Amount	$37,761,842.11
Next Distribution Date Required Amount	$36,464,305.53

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/15
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$11,867,303.45	$14,031,440.11	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.16%	1.37%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.22%	1.49%	1.63%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.40%	54,957	99.31%	$972,915,553.27
30 - 60 Days	0.48%	266	0.54%	$5,313,143.47
61 - 90 Days	0.11%	60	0.13%	$1,302,814.44
91 + Days	0.01%	5	0.01%	$117,809.40
		55,288		$979,649,320.58
Total
Delinquent Receivables 61 + days past due	0.12%	65	0.15%	$1,420,623.84
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.04%	22	0.04%	$426,127.08
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.08%		0.09%

Repossession in Current Period		22		$524,895.73
Repossession Inventory		29		$468,243.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$339,882.54
Recoveries				$(138,464.83)
Net Charge-offs for Current Period				$201,417.71

Beginning Pool Balance for Current Period				$1,010,609,672.54

Net Loss Ratio				0.24%
Net Loss Ratio for 1st Preceding Collection Period				0.08%
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.16%

Cumulative Net Losses for All Periods				$268,365.47
Cumulative Net Losses as a % of Initial Pool Balance				0.03%

Principal Balance of Extensions				$1,958,318.18
Number of Extensions				94